Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TM
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,909,923,992